Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document And Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	ATA Creativity Global
Entity Central Index Key	0001420529
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Amendment Flag	false